UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21880

Oppenheimer Rochester Michigan Municipal Fund

(Exact name of registrant as specified in charter)

6803 South Tucson Way, Centennial, Colorado 80112-3924

(Address of principal executive offices)  (Zip code)

Cynthia Lo Bessette

OFI Global Asset Management, Inc.

225 Liberty Street, New York, New York 10281-1008

(Name and address of agent for service)

Registrant’s telephone number, including area code: (303) 768-3200

Date of fiscal year end: March 31

Date of reporting period: 6/30/2016

Item 1. Schedule of Investments.

STATEMENT OF INVESTMENTS June 30, 2016 Unaudited

Principal Amount		Coupon	Maturity	Value
Municipal Bonds and Notes—101.4%
Michigan—78.6%
$50,000	Barry County, MI Building Authority[1]	5.650%	07/01/2017	$50,100
50,000	Benton Harbor, MI Charter COP[1]	8.000	05/01/2032	28,607
500,000	Dearborn, MI EDC (Henry Ford Village)	7.125	11/15/2043	513,730
10,000	Detroit, MI Downtown Devel. Authority[1,2]	4.750	07/01/2018	10,008
20,000	Detroit, MI Downtown Devel. Authority[1]	4.750	07/01/2025	20,017
8,525	Detroit, MI GO1	5.000	04/01/2019	8,554
5,425	Detroit, MI GO1	5.125	04/01/2022	5,480
137,175	Detroit, MI GO1	5.250	04/01/2024	137,635
575,000	Detroit, MI GO1	5.250	11/01/2035	635,341
6,200	Detroit, MI GO1	5.000	04/01/2022	6,469
1,100,000	Detroit, MI GO1	5.000	11/01/2030	1,206,139
15,500	Detroit, MI GO1	5.000	04/01/2019	15,553
31,000	Detroit, MI GO1	5.000	04/01/2017	31,112
215,000	Detroit, MI Local Devel. Finance Authority[1]	5.500	05/01/2021	214,987
65,000	Detroit, MI Local Devel. Finance Authority	5.500	05/01/2021	65,000
90,000	Detroit, MI Local Devel. Finance Authority[1]	6.700	05/01/2021	90,093
1,595,000	Detroit, MI Local Devel. Finance Authority[1]	6.850	05/01/2021	1,596,946
1,750,000	Detroit, MI Sewer Disposal System[1]	7.500	07/01/2033	2,034,725
15,000	Detroit, MI Sewer Disposal System[1]	5.000	07/01/2033	15,052
20,000	Detroit, MI Sewer Disposal System[1]	5.000	07/01/2036	20,069
250,000	Detroit, MI Sewer Disposal System[1]	6.500	07/01/2024	283,138
1,000,000	Detroit, MI Water Supply System[1]	6.250	07/01/2036	1,133,280
85,000	Grand Rapids, MI Building Authority	5.000	10/01/2022	85,335
65,000	Grand Rapids, MI Building Authority	5.000	10/01/2028	65,241
500,000	Grand Rapids, MI EDC (Ferris State University)[1]	5.500	10/01/2035	573,465
1,000,000	Grand Rapids, MI Sanitary Sewer System[1]	5.000	01/01/2038	1,236,030
155,000	Highland Park, MI Building Authority[1]	7.750	05/01/2018	169,100
30,000	Houghton, MI Tax Increment Finance Authority[1]	6.000	05/01/2019	30,275
975,000	Lakeview, MI School District (School Building & Site Improvement)[1]	5.000	05/01/2036	1,187,306
1,100,000	Lakeview, MI School District (School Building & Site Improvement)[1]	5.000	05/01/2038	1,334,179
2,510,000	Lansing, MI School District (School Building & Site Improvement)[1]	5.000	05/01/2034	3,071,261
1,790,000	Lapeer, MI Community Schools[1]	5.000	05/01/2030	2,225,704
70,000	Meridian, MI EDC (Burcham Hills)[1,2]	5.250	07/01/2026	70,086
29,575	MI Finance Authority (City of Detroit)[1]	5.125	04/01/2022	29,673
747,825	MI Finance Authority (City of Detroit)[1]	5.250	04/01/2024	750,330
169,000	MI Finance Authority (City of Detroit)[1]	5.000	04/01/2017	169,610
33,800	MI Finance Authority (City of Detroit)[1]	5.000	04/01/2022	35,266
46,475	MI Finance Authority (City of Detroit)[1]	5.000	04/01/2019	46,667
84,500	MI Finance Authority (City of Detroit)[1]	5.000	04/01/2019	84,787
500,000	MI Finance Authority (Detroit Water & Sewer)[1]	5.000	07/01/2035	593,120
250,000	MI Finance Authority (Hanley Public School)[1]	6.125	09/01/2040	267,720
1,000,000	MI Finance Authority (Sparrow Health)[1]	5.000	11/15/2032	1,225,960
380,000	MI Finance Authority (Unemployment Obligation Assessment)[1,2]	5.000	07/01/2022	387,893

1        OPPENHEIMER ROCHESTER MICHIGAN MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Value
Michigan (Continued)
$25,000	MI George Washington Carver Public School Academy COP[1]	8.000%	09/01/2017	$22,637
510,000	MI George Washington Carver Public School Academy COP[1]	8.125	09/01/2030	301,226
200,000	MI HEFA (Kettering University)[1]	5.000	09/01/2031	200,138
100,000	MI HEFA (Kettering University)[1]	5.000	09/01/2026	100,070
1,080,000	MI HEFA (Kettering University)[1]	5.500	09/01/2021	1,081,620
820,000	MI Hospital Finance Authority (CHETH/CHETI/CHE/THC Obligated Group)[1]	5.000	12/01/2026	835,383
145,000	MI Hospital Finance Authority (HFHS/HAPM/WH&MC/ DCC/HFCCC/HFMCT/DOHC Obligated Group)[1]	5.750	11/15/2039	166,651
5,000	MI Hospital Finance Authority (St. John Medical Center)	5.250	05/15/2026	5,021
450,000	MI Hsg. Devel. Authority (Danbury Manor)[1]	5.300 [3]	06/01/2035	451,053
385,000	MI Hsg. Devel. Authority (Single Family Hsg.)[1]	5.500	12/01/2028	416,601
55,000	MI Hsg. Devel. Authority (Single Family Hsg.)[1]	5.000	12/01/2020	58,124
50,000	MI Hsg. Devel. Authority, Series A1	5.625	10/01/2031	55,338
50,000	MI Hsg. Devel. Authority, Series D1	5.125	04/01/2031	50,097
980,000	MI Municipal Bond Authority[1]	5.500	11/01/2020	990,956
55,000	MI Municipal Bond Authority[1]	5.400	11/01/2016	55,120
5,000	MI Municipal Bond Authority	5.375	11/01/2020	5,021
3,000,000	MI Municipal Bond Authority[1]	5.000	10/01/2027	3,034,200
60,000	MI New Beginnings Academy COP[1]	8.000	02/01/2032	39,935
125,000	MI Pansophia Academy COP[1]	7.000	06/01/2029	104,051
500,000	MI Public Educational Facilities Authority (Landmark Academy)[1]	6.625	06/01/2030	512,370
200,000	MI Public Educational Facilities Authority (Old Redford Academy)[1]	6.000	12/01/2035	200,112
708,302	MI Strategic Fund Limited Obligation (Wolverine Human Services)[1]	5.850	08/31/2027	682,400
1,592,500	MI Strategic Fund Limited Obligation (Wolverine Human Services)[1]	7.875	08/31/2028	1,645,148
50,000	Plymouth, MI Educational Center Charter School (Public School Academy)[1]	5.375	11/01/2030	38,316
175,000	Plymouth, MI Educational Center Charter School (Public School Academy)[1]	5.625	11/01/2035	129,610
255,000	Renaissance, MI Public School Academy[1]	5.500	05/01/2027	271,442
500,000	Renaissance, MI Public School Academy[1]	6.000	05/01/2037	542,890
790,000	Royal Oak, MI Hospital Finance Authority (William Beaumont Hospital)[1]	8.250	09/01/2039	919,773
15,000	Saginaw County, MI (Williamson Acres Drain)[1]	5.000	06/01/2018	15,283
25,000	Scio Township, MI Building Authority[1]	5.650	05/01/2017	25,353
500,000	Sparta, MI Area Schools (School Buildings & Site)[1]	5.000	05/01/2035	609,850
475,000	Wayne, MI Charter County Airport Facilities (Northwest Airlines)[1]	6.000	12/01/2029	476,344
				35,803,176

U.S. Possessions—22.8%
685,000	Puerto Rico Children’s Trust Fund (TASC)[1]	5.625	05/15/2043	685,034

2 OPPENHEIMER ROCHESTER MICHIGAN MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Value
U.S. Possessions (Continued)
$1,090,000	Puerto Rico Children’s Trust Fund (TASC)[1]	5.500%	05/15/2039	$1,090,054
775,000	Puerto Rico Children’s Trust Fund (TASC)[1]	5.375	05/15/2033	773,047
445,000	Puerto Rico Commonwealth GO	5.750	07/01/2041	291,163
545,000	Puerto Rico Commonwealth GO1	5.000	07/01/2033	545,779
500,000	Puerto Rico Commonwealth GO	5.000	07/01/2022	328,055
8,329	Puerto Rico Electric Power Authority	10.000	01/01/2022	6,511
33,312	Puerto Rico Electric Power Authority	10.000	07/01/2019	26,092
33,313	Puerto Rico Electric Power Authority	10.000	07/01/2019	26,092
24,984	Puerto Rico Electric Power Authority	10.000	01/01/2021	19,538
24,984	Puerto Rico Electric Power Authority	10.000	07/01/2021	19,538
8,328	Puerto Rico Electric Power Authority	10.000	07/01/2022	6,511
2,300,000	Puerto Rico Electric Power Authority, Series AAA[4]	5.250	07/01/2031	1,527,384
250,000	Puerto Rico Electric Power Authority, Series TT4	5.000	07/01/2032	166,048
5,000	Puerto Rico Highway & Transportation Authority	5.000	07/01/2028	900
750,000	Puerto Rico Highway & Transportation Authority	5.750	07/01/2020	384,195
60,000	Puerto Rico Highway & Transportation Authority, Series G	5.000	07/01/2042	14,100
650,000	Puerto Rico Infrastructure (Mepsi Campus)[1]	6.250	10/01/2024	334,529
1,855,000	Puerto Rico Infrastructure (Mepsi Campus)[1]	6.500	10/01/2037	944,306
75,000	Puerto Rico ITEMECF (San Lucas & Cristo Redentor Hospitals)	5.750	06/01/2029	23,990
115,000	Puerto Rico ITEMECF (University of the Sacred Heart)[1]	5.000	10/01/2020	96,361
15,000	Puerto Rico Municipal Finance Agency, Series A1	5.250	08/01/2020	15,257
120,000	Puerto Rico Municipal Finance Agency, Series A1	5.250	08/01/2021	121,842
550,000	Puerto Rico Municipal Finance Agency, Series A1	5.000	08/01/2027	563,646
10,000	Puerto Rico Public Buildings Authority	5.125	07/01/2024	5,939
500,000	Puerto Rico Public Buildings Authority	5.375	07/01/2033	297,010
1,700,000	Puerto Rico Public Finance Corp., Series B5	5.500	08/01/2031	195,500
1,500,000	Puerto Rico Sales Tax Financing Corp., Series A	6.500	08/01/2044	721,440
1,000,000	Puerto Rico Sales Tax Financing Corp., Series C	5.750	08/01/2057	704,580
1,000,000	Puerto Rico Sales Tax Financing Corp., Series C	0.000 [6]	08/01/2032	440,750
				10,375,191

Total Investments, at Value (Cost $49,879,821)—101.4%				46,178,367
Net Other Assets (Liabilities)—(1.4)				(631,427)
Net Assets—100.0%				$45,546,940

Footnotes to Statement of Investments

1. All or a portion of the security position has been segregated for collateral to cover borrowings.

2. All or a portion of the security position is when-issued or delayed delivery to be delivered and settled after period end. See Note 4 of the accompanying Notes.

3. Represents the current interest rate for a variable or increasing rate security.

4. Subject to a forbearance agreement. Rate shown is the contractual interest rate. See Note 4 of the accompanying Notes.

5. This security is not accruing income because the issuer has missed an interest payment on it and/or is not anticipated to make future interest and/or principal payments. The rate shown is the contractual interest rate. See Note 4 of the accompanying Notes.

6. Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.

3 OPPENHEIMER ROCHESTER MICHIGAN MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

To simplify the listings of securities, abbreviations are used per the table below:
CHE	Catholic Health East
CHETH	CHE Trinity Health
CHETI	CHE Trinity Inc.
COP	Certificates of Participation
DCC	Downriver Cancer Center
DOHC	Detroit Osteopathic Hospital Corporation
EDC	Economic Devel. Corp.
GO	General Obligation
HAPM	Health Alliance Plan of Michigan
HEFA	Higher Education Facilities Authority
HFCCC	Henry Ford Continuing Care Corp
HFHS	Henry Ford Health System
HFMCT	Henry Ford Macomb Hospital Corp.-Clinton Township
ITEMECF	Industrial, Tourist, Educational, Medical and Environmental Community Facilities
TASC	Tobacco Settlement Asset-Backed Bonds
THC	Trinity Healthy Corp.
WH&MC	Wyandotte Hospital & Medical Center

4 OPPENHEIMER ROCHESTER MICHIGAN MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS June 30, 2016 Unaudited

1. Organization

Oppenheimer Rochester Michigan Municipal Fund (the “Fund”) is a non-diversified open-end management investment company registered under the Investment Company Act of 1940 (“1940 Act”), as amended. The Fund’s investment objective is to seek tax-free income. The Fund’s investment adviser is OFI Global Asset Management, Inc. (“OFI Global” or the “Manager”), a wholly owned subsidiary of OppenheimerFunds, Inc. (“OFI” or the “Sub-Adviser”). The Manager has entered into a sub-advisory agreement with OFI. Effective as of the close of the New York Stock Exchange (“NYSE”) on March 24, 2016 (the “Closing Date”), the Fund will no longer accept purchase orders from new investors and shareholders of other Oppenheimer funds will no longer be able to exchange shares of other funds into the Fund. Please see the Fund’s prospectus for exceptions and additional information.

2. Significant Accounting Policies

Security Valuation. All investments in securities are recorded at their estimated fair value, as described in Note 3.

Reporting Period End Date. The last day of the Fund’s reporting period is the last day the New York Stock Exchange was open for trading during the period. The Fund’s financial statements have been presented through that date to maintain consistency with the Fund’s net asset value calculations used for shareholder transactions.

3. Securities Valuation

The Fund calculates the net asset value of its shares as of 4:00 P.M. Eastern time, on each day the New York Stock Exchange (the “Exchange”) is open for trading, except in the case of a scheduled early closing of the Exchange, in which case the Fund will calculate net asset value of the shares as of the scheduled early closing time of the Exchange.

The Fund’s Board has adopted procedures for the valuation of the Fund’s securities and has delegated the day-to-day responsibility for valuation determinations under those procedures to the Manager. The Manager has established a Valuation Committee which is responsible for determining a “fair valuation” for any security for which market quotations are not “readily available.” The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.

Valuation Methods and Inputs

Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by third party pricing services or dealers.

The following methodologies are used to determine the market value or the fair value of the types of securities described below:

Securities traded on a registered U.S. securities exchange (including exchange-traded derivatives other than futures and futures options) are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time

5        OPPENHEIMER ROCHESTER MICHIGAN MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

3. Securities Valuation (Continued)

when the Fund’s assets are valued. In the absence of a sale, the security is valued at the mean between the bid and asked price on the principal exchange or, if not available from the principal exchange, obtained from two dealers. If bid and asked prices are not available from either the exchange or two dealers, the security is valued by using one of the following methodologies (listed in order of priority): (1) a bid from the principal exchange, (2) the mean between the bid and asked price as provided by a single dealer, or (3) a bid from a single dealer. A security of a foreign issuer traded on a foreign exchange, but not listed on a registered U.S. securities exchange, is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the third party pricing service used by the Manager, prior to the time when the Fund’s assets are valued. If the last sale price is unavailable, the security is valued at the most recent official closing price on the principal exchange on which it is traded. If the last sales price or official closing price for a foreign security is not available, the security is valued at the mean between the bid and asked price per the exchange or, if not available from the exchange, obtained from two dealers. If bid and asked prices are not available from either the exchange or two dealers, the security is valued by using one of the following methodologies (listed in order of priority): (1) a bid from the exchange, (2) the mean between the bid and asked price as provided by a single dealer, or (3) a bid from a single dealer.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company’s net asset value per share.

Corporate and government debt securities (of U.S. or foreign issuers) and municipal debt securities, event-linked bonds, loans, mortgage-backed securities, collateralized mortgage obligations, and asset-backed securities are valued at the mean between the “bid” and “asked” prices utilizing evaluated prices obtained from third party pricing services or broker-dealers who may use matrix pricing methods to determine the evaluated prices.

Short-term money market type debt securities with a remaining maturity of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value. Short-term debt securities with a remaining maturity in excess of sixty days are valued at the mean between the “bid” and “asked” prices utilizing evaluated prices obtained from third party pricing services or broker-dealers.

A description of the standard inputs that may generally be considered by the third party pricing vendors in determining their evaluated prices is provided below.

Security Type	Standard inputs generally considered by third-party pricing vendors
Corporate debt, government debt, municipal, mortgage- backed and asset-backed securities	Reported trade data, broker-dealer price quotations, benchmark yields, issuer spreads on comparable securities, the credit quality, yield, maturity, and other appropriate factors.
Loans	Information obtained from market participants regarding reported trade data and broker-dealer price quotations.
Event-linked bonds	Information obtained from market participants regarding reported trade data and broker-dealer price quotations.

6 OPPENHEIMER ROCHESTER MICHIGAN MUNICIPAL FUND

3. Securities Valuation (Continued)

If a market value or price cannot be determined for a security using the methodologies described above, or if, in the “good faith” opinion of the Manager, the market value or price obtained does not constitute a “readily available market quotation,” or a significant event has occurred that would materially affect the value of the security, the security is fair valued either (i) by a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Valuation Committee and the Fund’s Board or (ii) as determined in good faith by the Manager’s Valuation Committee. The Valuation Committee considers all relevant facts that are reasonably available, through either public information or information available to the Manager, when determining the fair value of a security. Fair value determinations by the Manager are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined. Those fair valuation standardized methodologies include, but are not limited to, valuing securities at the last sale price or initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be further adjusted for any discounts related to security-specific resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

To assess the continuing appropriateness of security valuations, the Manager, or its third party service provider who is subject to oversight by the Manager, regularly compares prior day prices, prices on comparable securities, and sale prices to the current day prices and challenges those prices exceeding certain tolerance levels with the third party pricing service or broker source. For those securities valued by fair valuations, whether through a standardized fair valuation methodology or a fair valuation determination, the Valuation Committee reviews and affirms the reasonableness of the valuations based on such methodologies and fair valuation determinations on a regular basis after considering all relevant information that is reasonably available.

Classifications

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Various data inputs are used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

7         OPPENHEIMER ROCHESTER MICHIGAN MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

3. Securities Valuation (Continued)

3) Level 3-significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset or liability).

The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The table below categorizes amounts at period end based on valuation input level:

	Level 1— Unadjusted Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value
Assets Table
Investments, at Value:
Municipal Bonds and Notes
Michigan	$—	$35,803,176	$—	$35,803,176
U.S. Possessions	—	10,375,191	—	10,375,191

Total Assets	$—	$46,178,367	$—	$46,178,367

Forward currency exchange contracts and futures contracts, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

4. Investments and Risks

Securities on a When-Issued or Delayed Delivery Basis. The Fund may purchase securities on a “when-issued” basis, and may purchase or sell securities on a “delayed delivery” basis. “When-issued” or “delayed delivery” refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis normally takes place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of the Fund’s net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. When the Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Fund to lose the opportunity to obtain or dispose of the security at a price and yield it considers advantageous. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase.

At period end, the Fund had sold securities issued on a delayed delivery basis as follows:

8 OPPENHEIMER ROCHESTER MICHIGAN MUNICIPAL FUND

4. Investments and Risks (Continued)

When-Issued or Delayed Delivery Basis Transactions
Sold securities	$ 3,713,043

Credit Risk. The Fund invests in high-yield, non-investment-grade bonds, which may be subject to a greater degree of credit risk. Credit risk relates to the ability of the issuer to meet interest or principal payments or both as they become due. The Fund may acquire securities that have missed an interest payment, and is not obligated to dispose of securities whose issuers or underlying obligors subsequently miss an interest payment. Information concerning securities not accruing interest at period end is as follows:

Cost	$1,688,024
Market Value	$195,500
Market Value as % of Net Assets	0.43%

The Fund has entered into forbearance agreements with certain obligors under which the Fund has agreed to temporarily forego receipt of the original principal or coupon interest rates. At period end, securities with an aggregate market value of $1,693,432, representing 3.72% of the Fund’s net assets, were subject to these forbearance agreements.

Concentration Risk. The Fund invests in obligations of issuers within certain states and U.S. territories. Risks may arise from geographic concentration in any state, commonwealth or territory, such as Puerto Rico, the U.S. Virgin Islands, Guam or the Northern Mariana Islands. Certain economic, regulatory or political developments occurring in the state, commonwealth or territory such as ongoing developments in Puerto Rico may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.

5. Market Risk Factors

The Fund’s investments in securities and/or financial derivatives may expose the Fund to various market risk factors:

Commodity Risk. Commodity risk relates to the change in value of commodities or commodity indexes as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

Credit Risk. Credit risk relates to the ability of the issuer of debt to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield debt securities are subject to credit risk to a greater extent than lower-yield, higher-quality securities.

Equity Risk. Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Foreign Exchange Rate Risk. Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.

9         OPPENHEIMER ROCHESTER MICHIGAN MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

5. Market Risk Factors (Continued)

Interest Rate Risk. Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

Volatility Risk. Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument’s price over a defined time period. Large increases or decreases in a financial instrument’s price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk.

6. Federal Taxes

The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes at period end are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Total federal tax cost	$49,879,821

Gross unrealized appreciation	$1,959,566
Gross unrealized depreciation	(5,661,020)

Net unrealized depreciation	$(3,701,454)

10        OPPENHEIMER ROCHESTER MICHIGAN MUNICIPAL FUND

Item 2. Controls and Procedures.

(a)	Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 6/30/2016, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b)	There have been no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Exhibits attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Rochester Michigan Municipal Fund

By:	/s/ Arthur P. Steinmetz
Arthur P. Steinmetz

Principal Executive Officer

Date:	8/12/2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Arthur P. Steinmetz
Arthur P. Steinmetz

Principal Executive Officer

Date:	8/12/2016

By:	/s/ Brian S. Petersen
Brian S. Petersen

Principal Financial Officer

Date:	8/12/2016